UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to March 31, 2023

Date of Report (Date of earliest event reported) May 4, 2023

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001975476

Bastion NEW holdings, LLC

(Exact name of securitizer as specified in its charter)

Babak D. Fadaiepour, (303) 854-9141

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]

____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     ______________

_____________________________________________

(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):   ____________

Central Index Key Number of underwriter (if applicable): ______________

____________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Bastion New Holdings, LLC has indicated by check mark that there is no activity to report for the calendar quarter ended March 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BASTION NEW HOLDINGS, LLC

By: /s/ Jeremy Cook

Name: Jeremy Cook

Title: President

Date: May 4, 2023